Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						2 Months Ended
	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011	Jun. 28, 2013	Mar. 29, 2013 Real Estate [Member]	Mar. 29, 2013 Equipment [Member]	Jul. 21, 2011 Pending Litigation [Member] lawsuit	May 15, 2013 Pending Litigation [Member]	Jun. 28, 2013 Surety Bonds Performance Guarantee [Member]	Mar. 29, 2013 Surety Bonds Performance Guarantee [Member]	Jun. 28, 2013 Letters Of Credit Performance Guarantee [Member]	Mar. 29, 2013 Letters Of Credit Performance Guarantee [Member]	Jun. 28, 2013 Financial Standby Letter of Credit [Member]	Mar. 29, 2013 Financial Standby Letter of Credit [Member]
Schedule of future minimum lease payments, operating leases [Line Items]
Total Guarantees Outstanding	$ 305			$ 248					$ 30	$ 30	$ 131	$ 92	$ 87	$ 183
Loss Contingency, New Claims Filed, Number							4
Lease rental expense	319	324	330
Sublease income	18
Operating Leases, Future Minimum Payments Due [Abstract]
2014					211	39
2015					152	26
2016					112	9
2017					82	2
2018					51	0
Thereafter					68	0
Total future minimum lease payments					676	76
Minimum purchase commitments [Abstract]
Term of contractual purchase commitments, minimum (in years)	1 year
Term of contractual purchase commitments, maximum (in years)	5 years
Fiscal 2014	478
Fiscal 2015	161
Fiscal 2016	132
Fiscal 2017	12
Fiscal 2018	2
Thereafter	0
Loss Contingency, Settlement Agreement, Consideration								97.5
Loss Contingency, Related Receivable Carrying Value, Current	45
Guarantor Obligations, Maximum Exposure, Undiscounted													$ 87	$ 183